Cover	12 Months Ended
Dec. 31, 2023
Entity Addresses [Line Items]
Document Type	F-1
Amendment Flag	false
Entity Registrant Name	Holdco Nuvo Group D.G Ltd.
Entity Central Index Key	0001990145
Entity Incorporation, State or Country Code	L3
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	300 Witherspoon Street
Entity Address, Address Line Two	Suite 201
Entity Address, City or Town	Princeton
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08542
City Area Code	1-800
Local Phone Number	554-9041
Contact Personnel Name	Robert Powell